RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - Defined benefit pension schemes - Amounts recognised in the balance sheet - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net amount recognised in the balance sheet
At 1 January	£ 4,404	£ 1,578
Net defined benefit pension charge	(123)	(234)
Actuarial gains on defined benefit obligation	17,222	1,267
Return on plan assets	(20,302)	449
Employer contributions	2,530	1,344
Exchange and other adjustments	1	0
At 31 December	£ 3,732	£ 4,404